UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

1492 Small Cap Growth Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.65%

Consumer Discretionary — 11.25%
Apollo Group, Inc. - Class A *	1,630	$54,328
Bridgepoint Education, Inc. *	4,132	79,706
DeVry Education Group, Inc.	1,950	81,920
Diversified Restaurant Holdings, Inc. *	8,562	40,926
ITT Educational Services, Inc. *	1,959	60,788
KB Home	2,335	47,634
Life Time Fitness, Inc. *	772	36,438
Meritage Homes Corp. *	1,290	62,191
Rentrak Corp. *	2,662	170,661
Ryland Group, Inc./The	1,363	63,502

		698,094

Energy — 11.30%
Emerald Oil, Inc. *	7,590	58,139
Goodrich Petroleum Corp. *	3,594	48,950
Kodiak Oil & Gas Corp. *	5,172	61,081
Matrix Service Co. *	2,290	74,127
Patterson-UTI Energy, Inc.	1,794	52,223
PBF Energy, Inc.	2,599	65,495
Pioneer Energy Services Corp. *	4,874	55,564
RigNet, Inc. *	1,490	71,252
RSP Permian, Inc. *	2,182	60,660
Sanchez Energy Corp. *	2,484	73,998
StealthGas, Inc. *	3,880	40,779
Synergy Resources Corp. *	3,707	39,257

		701,525

Financials — 10.73%
BofI Holding, Inc. *	2,146	199,793
Centerstate Banks, Inc.	563	6,154
Federated National Holding Co.	6,169	97,964
Health Insurance Innovations, Inc. *	4,239	53,369
HFF, Inc. - Class A	3,234	103,165
Home Bancshares, Inc.	1,399	46,950
Raymond James Financial, Inc.	1,763	93,051
Stifel Financial Corp. *	1,365	65,643

		666,089

Health Care — 11.59%
BioTelemetry, Inc. *	5,876	66,046
CAS Medical Systems, Inc. *	12,424	30,563
Cepheid, Inc. *	1,463	78,505
EnteroMedics, Inc. *	20,043	48,704
Exactech, Inc. *	2,655	61,862
Keryx Biopharmaceuticals, Inc. *	1,948	31,265
Ligand Pharmaceuticals, Inc. - Class B *	1,643	114,599
Salix Pharmaceuticals Ltd. *	1,799	194,148
Staar Surgical Co. *	6,643	94,065

		719,757

Industrials — 15.87%
Barrett Business Services, Inc.	867	60,690
Builders FirstSource, Inc. *	5,582	48,061
Dycom Industries, Inc. *	2,724	78,696

See accompanying notes which are an integral part of this schedule of investments.

Dynamic Materials Corp.	1,863	38,676
Foster Wheeler AG *	1,954	62,762
Great Lakes Dredge & Dock Corp. *	7,705	63,643
MiX Telematics Ltd. ADR *	4,236	51,679
Orion Marine Group, Inc. *	4,270	48,208
Powell Industries, Inc.	969	66,018
Power Solutions International, Inc. *	970	71,877
PowerSecure International, Inc. *	2,926	66,508
Primoris Services Corp.	2,777	86,837
Roadrunner Transportation Systems, Inc. *	2,669	62,748
Stock Building Supply Holdings, Inc. *	1,076	23,952
United Rentals, Inc. *	1,426	125,973
WageWorks, Inc. *	491	29,043

		985,371

Information Technology — 33.27%
Ambarella, Inc. *	3,821	127,812
Bottomline Technologies (de), Inc. *	2,735	97,612
BroadSoft, Inc. *	2,012	60,380
CalAmp Corp. *	5,878	188,331
CoStar Group, Inc. *	300	60,312
Datawatch Corp. *	2,022	67,959
Envestnet, Inc. *	1,714	71,714
FleetMatics Group PLC *	2,653	98,028
KVH Industries, Inc. *	3,371	43,587
LivePerson, Inc. *	4,754	62,182
Magic Software Enterprises Ltd.	12,419	105,562
Microsemi Corp. *	1,763	40,655
Move, Inc. *	7,032	90,783
Numerex Corp. - Class A *	4,543	67,418
Pandora Media, Inc. *	1,797	67,244
Power Integrations, Inc.	738	43,638
Proofpoint, Inc. *	1,797	74,486
Rally Software Development Corp. *	1,448	28,801
Saba Software, Inc. *	8,504	106,470
Silicom Ltd.	754	54,047
Silicon Image, Inc. *	12,211	73,877
Take-Two Interactive Software, Inc. *	4,852	95,924
Tangoe, Inc. *	6,106	116,136
Textura Corp. *	2,222	59,794
Virtusa Corp. *	3,371	122,603
WNS Holdings Ltd. ADR *	2,026	40,297

		2,065,652

Materials — 0.88%
US Silica Holdings, Inc.	1,657	54,350

Real Estate Investment Trust — 0.94%
Physicians Realty Trust	4,347	58,206

Telecommunication Services — 3.82%
8x8, Inc. *	6,244	66,062
inContact, Inc. *	16,627	149,976
Towerstream Corp. *	8,090	21,358

		237,396

Total Common Stocks (Cost $4,500,653)		6,186,440

See accompanying notes which are an integral part of this schedule of investments.

Money Market Securities — 1.66%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (a)	103,406	103,406

Total Money Market Securities (Cost $103,406)		103,406

Total Investments – 101.31% (Cost $4,604,059)		6,289,846

Liabilities in Excess of Other Assets – (1.31)%		(81,538)

TOTAL NET ASSETS – 100.00%		$6,208,308

(a)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related - At February 28, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Unrealized appreciation	$1,745,696
Unrealized depreciation	(63,621)

Net unrealized appreciation	$1,682,075

Aggregate cost of securities for income tax purposes	$4,607,771

See accompanying notes which are an integral part of this schedule of investments.

1492 Small Cap Growth Fund

Related Notes to the Schedule of Investments

February 28, 2014

(Unaudited)

Security Transactions and Related Income - The 1492 Small Cap Growth Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The Long Term Highest Cost method (or specific identification) is used for determining gains or losses for financial statements and income tax purposes. The Long Term Highest Cost method assumes that, when a security is sold, the tax lot with the highest cost and qualifying for long term capital gain (loss) treatment is sold first. If no tax lots for a security sold qualify for long term capital gain (loss) treatment, then the Fund will default to clearing the highest cost tax lot with short term capital gain (loss) characteristics. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

1492 Small Cap Growth Fund

Related Notes to the Schedule of Investments - continued

February 28, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of February 28, 2014:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,186,440	$—	$—	$6,186,440
Money Market Securities	103,406	—	—	103,406

Total	$6,289,846	$—	$—	$6,289,846

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between fair value hierarchy levels during the period ended February 28, 2014.

Roosevelt Multi-Cap Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.49%

Consumer Discretionary — 5.93%
GNC Holdings, Inc.	100,213	$4,661,909
Home Depot, Inc./The	77,838	6,385,051

		11,046,960

Consumer Staples — 4.23%
Archer-Daniels-Midland Co.	121,995	4,952,997
CVS Caremark Corp.	40,010	2,926,331

		7,879,328

Energy — 4.43%
EOG Resources, Inc.	26,965	5,107,710
Kinder Morgan Management LLC *	44,891	3,133,392

		8,241,102

Financials — 19.89%
American International Group, Inc.	97,471	4,851,132
CIT Group, Inc.	53,353	2,597,224
CME Group, Inc.	48,684	3,593,853
Discover Financial Services	129,835	7,449,932
Morgan Stanley	204,968	6,313,014
Nomura Holdings, Inc. ADR	606,465	4,117,897
Ocwen Financial Corp. *	59,659	2,233,633
Wells Fargo & Co.	114,683	5,323,585
Westport Innovations, Inc. *	34,479	555,112

		37,035,382

Health Care — 17.24%
Biogen Idec, Inc. *	22,153	7,547,084
Celgene Corp. *	36,392	5,850,014
Eli Lilly & Co.	56,360	3,359,620
Incyte Corp. *	62,753	4,032,508
Pfizer, Inc.	204,216	6,557,376
Regeneron Pharmaceuticals, Inc. *	14,263	4,742,448

		32,089,050

Industrials — 17.97%
Chicago Bridge & Iron Co. NV	81,204	6,836,565
Eaton Corp. PLC	65,502	4,893,654
FANUC Corp. ADR	69,081	2,013,711
Flowserve Corp.	24,358	1,978,113
Hertz Global Holdings, Inc. *	128,590	3,601,806
Kansas City Southern	40,921	3,843,300
Proto Labs, Inc. *	35,906	2,797,077
Raytheon Co.	49,752	4,871,218
Timken Co.	43,413	2,620,409

		33,455,853

Information Technology — 18.55%
Broadcom Corp. - Class A	128,692	3,824,726
Cognizant Technology Solutions Corp. - Class A *	51,522	5,361,379
Facebook, Inc. - Class A *	101,682	6,961,150
Microchip Technology, Inc.	103,633	4,720,483
Stratasys Ltd. *	43,879	5,578,337
Visa, Inc. - Class A	12,788	2,889,321
Workday, Inc. *	47,364	5,206,251

		34,541,647

See accompanying notes which are an integral part of this schedule of investments.

Materials — 3.25%
Lyondellbasell Industries NV - Class A	68,624	6,044,402

Total Common Stocks (Cost $126,813,868)		170,333,724

Exchange-Traded Funds — 2.83%
WisdomTree Japan Hedged Equity Fund	110,526	5,273,196

Total Exchange-Traded Funds (Cost $4,839,542)		5,273,196

Money Market Securities — 5.48%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.04% (a)	10,214,476	10,214,476

Total Money Market Securities (Cost $10,214,476)		10,214,476

Total Investments – 99.80% (Cost $141,867,886)		185,821,396

Other Assets in Excess of Liabilities – 0.20%		367,010

TOTAL NET ASSETS – 100.00%		$186,188,406

(a)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related - At February 28, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Unrealized appreciation	$46,416,161
Unrealized depreciation	(2,465,508)

Net unrealized appreciation	$43,950,653

Aggregate cost of securities for income tax purposes	$141,870,743

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

February 28, 2014

(Unaudited)

Security Transactions and Related Income - The Roosevelt Multi-Cap Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The average cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when The Roosevelt Investment Group, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

February 28, 2014

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$170,333,724	$—	$—	$170,333,724
Exchange-Traded Funds	5,273,196	—	—	5,273,196
Money Market Securities	10,214,476	—	—	10,214,476

Total	$185,821,396	$—	$—	$185,821,396

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended February 28, 2014.

Auer Growth Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.93%

Consumer Discretionary — 22.19%
D.R. Horton, Inc.	135,000	$3,315,600
FAB Universal Corp. * (a)(b)	70,000	70,000
Icahn Enterprises LP (c)	1,500	166,830
M/I Homes, Inc. *	140,000	3,486,000
Meritage Homes Corp. *	34,000	1,639,140
Ryland Group, Inc./The	75,000	3,494,250
Shiloh Industries, Inc. *	200,000	3,900,000
Standard Pacific Corp. *	90,000	819,900
Taylor Morrison Home Corp. - Class A *	70,000	1,758,400

		18,650,120

Energy — 29.23%
Atwood Oceanics, Inc. *	68,000	3,222,520
Bellatrix Exploration Ltd. *	53,000	404,920
Bolt Technology Corp.	10,000	201,100
Canadian Natural Resources Ltd.	6,000	219,720
Chesapeake Energy Corp.	32,000	829,120
Devon Energy Corp.	25,000	1,610,500
Earthstone Energy, Inc. *	10,000	220,300
Gulfmark Offshore, Inc. - Class A	15,000	711,600
Hercules Offshore, Inc. *	700,000	3,332,000
Hornbeck Offshore Services, Inc. *	83,000	3,549,080
ION Geophysical Corp. *	25,000	101,750
Kodiak Oil & Gas Corp. *	75,000	885,750
Memorial Production Partners LP (c)	17,000	379,780
Oasis Petroleum, Inc. *	9,500	413,915
Renewable Energy Group, Inc. *	280,000	3,267,600
Sanchez Energy Corp. *	133,000	3,962,070
Triangle Petroleum Corp. *	100,000	896,000
Vantage Drilling Co. *	200,000	350,000

		24,557,725

Financials — 15.81%
AmeriServ Financial, Inc.	60,000	191,400
Amtrust Financial Services, Inc.	11,000	415,800
Bank of America Corp.	205,000	3,388,650
Citigroup, Inc.	15,000	729,450
Colony Bankcorp, Inc. *	15,000	93,375
Consumer Portfolio Services, Inc. *	110,000	856,900
Federated National Holding Co.	18,000	285,840
First Financial Northwest, Inc.	9,000	93,060
First Interstate Bancsystem, Inc.	4,000	103,600
First South Bancorp, Inc.	15,000	130,800
Fortress Investment Group LLC - Class A (c)	55,000	477,950
Gain Capital Holdings, Inc.	160,000	1,651,200
Hampton Roads Bankshares, Inc. *	55,000	91,300
Hilltop Holdings, Inc. *	26,000	637,260
Imperial Holdings, Inc. *	30,000	164,100
Intervest Bancshares Corp. *	12,000	88,920
KeyCorp	63,000	829,710
KKR & Co. LP (c)	8,000	193,120
Mercantile Bank Corp.	4,500	91,350
NewBridge Bancorp. - Class A *	12,500	90,000

See accompanying notes which are an integral part of this schedule of investments.

Old Second Bancorp, Inc. *	76,000	376,960
Parke Bancorp, Inc. *	9,000	104,130
Protective Life Corp.	2,000	104,280
United Insurance Holdings Corp.	45,000	587,700
Westwood Holdings Group, Inc.	3,500	199,185
WSFS Financial Corp.	6,500	463,385
Zions Bancorp.	27,000	842,400

		13,281,825

Health Care — 4.35%
Myriad Genetics, Inc. *	60,000	2,172,600
Pain Therapeutics, Inc. *	80,000	452,000
Questcor Pharmaceuticals, Inc.	12,500	759,375
Sucampo Pharmaceuticals, Inc. - Class A *	30,000	270,000

		3,653,975

Industrials — 3.86%
Ceco Environmental Corp.	13,500	218,025
EnviroStar, Inc.	30,000	102,300
Fuel Tech, Inc. *	14,000	89,460
Furmanite Corp. *	44,000	520,960
Gencor Industries, Inc. *	80,000	860,800
MFRI, Inc. *	18,000	279,000
Sparton Corp. *	4,000	129,600
Supreme Industries, Inc. *	16,000	108,480
Trinity Industries, Inc.	13,000	933,530

		3,242,155

Information Technology — 20.26%
Advanced Energy Industries, Inc. *	117,000	3,210,480
Alliance Fiber Optic Products, Inc.	15,000	180,600
ARRIS Group, Inc. *	90,000	2,583,000
Autobytel, Inc. *	7,000	110,320
Bel Fuse, Inc. - Class B	34,000	646,000
Extreme Networks, Inc. *	130,000	744,900
Lam Research Corp. *	30,000	1,551,900
LRAD Corp. *	50,000	109,500
Micron Technology, Inc. *	180,000	4,354,200
Perion Network Ltd. *	60,000	715,800
Synaptics, Inc. *	35,000	2,276,400
Take-Two Interactive Software, Inc. *	18,000	355,860
Wi-LAN, Inc.	60,000	186,000

		17,024,960

Materials — 2.23%
Endeavour Silver Corp. *	47,000	242,050
Fibria Celulose SA ADR *	35,000	910,000
Methanex Corp.	6,500	457,145
Rio Alto Mining Ltd. *	125,000	267,500

		1,876,695

Real Estate Investment Trusts — 1.75%
Walter Investment Management Corp. *	50,000	1,277,500
ZAIS Financial Corp.	11,000	191,510

		1,469,010

Utilities — 0.25%
U.S. Geothermal, Inc. *	420,000	210,000

Total Common Stocks (Cost $73,757,840)		83,966,465

See accompanying notes which are an integral part of this schedule of investments.

Money Market Securities — 2.06%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (d)	1,734,310	1,734,310

Total Money Market Securities (Cost $1,734,310)		1,734,310

Total Investments – 101.99% (Cost $75,492,150)		85,700,775

Liabilities in Excess of Other Assets – (1.99)%		(1,671,841)

TOTAL NET ASSETS – 100.00%		$84,028,934

(a)	Security is illiquid at February 28, 2014, at which time the aggregate value of illiquid securities is $70,000 or 0.08%.
(b)	The security is currently valued by the Adviser, according to procedures approved by the Trust.
(c)	Master Limited Partnership.
(d)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related - At February 28, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Unrealized appreciation	$12,090,405
Unrealized depreciation	(1,686,023)

Net unrealized appreciation	$10,404,382

Aggregate cost of securities for income tax purposes	$75,296,393

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2014 – (Unaudited)

Security Transactions and Related Income – The Auer Growth Fund (“The Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITs”) and distributions from master limited partnerships (“MLPs”) are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from MLPs is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real-estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2014 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 28, 2014 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks *	$83,896,465	$—	$70,000	**	$83,966,465
Money Market Securities	1,734,310	—	—		1,734,310

Total	$85,630,775	$—	$70,000		$85,700,775

*	Refer to Schedule of Investments for industry classifications.
**	The unrealized appreciation (depreciation) of Level 3 securities as of February 28, 2014 is ($307,086).

There were no transfers between any Levels for the period ended February 28, 2014. Transfers are reflected at the fair value as of the reporting period end. At February 28, 2014, the Level 3 security was valued based upon a discount of the last traded price. A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. Management does not believe the fair value of Level 3 securities to be significant as of February 28, 2014, and accordingly is not presenting such disclosures.

Symons Value Institutional Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 81.80%

Biotechnology — 3.33%
Amgen, Inc.	24,400	$3,026,088

Brewers — 5.98%
Ambev SA ADR	485,000	3,492,000
Molson Coors Brewing Co. - Class B	34,000	1,932,220

		5,424,220

Electric Utilities — 3.14%
Duke Energy Corp.	25,190	1,785,467
PPL Corp.	32,929	1,063,277

		2,848,744

General Merchandise Stores — 4.37%
Target Corp.	63,400	3,965,036

Gold — 3.02%
Goldcorp, Inc.	85,000	2,289,050
Sibanye Gold Ltd. ADR	56,175	449,962

		2,739,012

Health Care Services — 4.09%
Express Scripts Holding Co. *	49,300	3,712,783

Household Products — 4.62%
Procter & Gamble Co.	53,300	4,192,578

Integrated Telecommunication Services — 6.27%
AT&T, Inc.	92,850	2,964,701
Orange SA ADR	219,180	2,724,407

		5,689,108

IT Consulting & Other Services — 1.85%
International Business Machines Corp.	9,070	1,679,492

Leisure Products — 4.22%
Hasbro, Inc.	69,400	3,828,104

Packaged Foods & Meats — 13.84%
Campbell Soup Co.	90,000	3,897,900
ConAgra Foods, Inc.	91,200	2,590,080
Hershey Co./The	28,300	2,994,706
Kellogg Co.	34,700	2,105,943
Kraft Foods Group, Inc.	17,500	967,225

		12,555,854

Pharmaceuticals — 13.54%
GlaxoSmithKline PLC ADR	39,800	2,226,412
Novo-Nordisk A/S ADR	114,000	5,418,420
Teva Pharmaceutical Industries Ltd. ADR	93,000	4,639,770

		12,284,602

Semiconductors — 1.98%
Broadcom Corp. - Class A	60,440	1,796,277

See accompanying notes which are an integral part of this schedule of investments.

Soft Drinks — 3.35%
PepsiCo, Inc.	38,000	3,042,660

Systems Software — 4.13%
Microsoft Corp.	47,700	1,827,387
Oracle Corp.	49,000	1,916,390

		3,743,777

Tobacco — 4.07%
Philip Morris International, Inc.	45,600	3,689,496

Total Common Stocks (Cost $60,131,262)		74,217,831

Real Estate Investment Trusts — 1.92%
Senior Housing Properties Trust	77,980	1,738,954

Total Real Estate Investment Trusts (Cost $1,775,192)		1,738,954

Money Market Securities — 15.93%
Fidelity Institutional Money Market Treasury Only - Class I, 0.01% (a)	14,455,280	14,455,280

Total Money Market Securities (Cost $14,455,280)		14,455,280

Total Investments – 99.65% (Cost $76,361,734)		90,412,065

Other Assets in Excess of Liabilities – 0.35%		319,919

TOTAL NET ASSETS – 100.00%		$90,731,984

(a)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related - At February 28, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Unrealized appreciation	$14,540,443
Unrealized depreciation	(503,447)

Net unrealized appreciation	$14,036,996

Aggregate cost of securities for income tax purposes	$76,375,069

See accompanying notes which are an integral part of this schedule of investments.

Symons Small Cap Institutional Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 77.72%

Aerospace & Defense — 1.08%
Aerovironment, Inc. *	2,600	$81,224

Apparel Retail — 3.24%
Brown Shoe Co., Inc.	3,500	86,030
Francesca’s Holdings Corp. *	8,070	157,930

		243,960

Apparel, Accessories & Luxury Goods — 1.45%
Jones Group, Inc./The	7,300	109,062

Construction & Farm Machinery — 1.41%
Lindsay Corp.	1,250	106,075

Consumer Finance — 2.77%
EZCORP, Inc. - Class A *	9,800	123,872
Green Dot Corp. *	4,220	85,033

		208,905

Data Processing & Outsourced Services — 4.54%
Cardtronics, Inc. *	3,500	141,820
NeuStar, Inc. - Class A *	5,580	199,876

		341,696

Diversified Chemicals — 1.19%
LSB Industries, Inc. *	2,750	89,898

Education Services — 1.03%
K12, Inc. *	3,440	77,847

Electric Utilities — 2.98%
El Paso Electric Co.	6,370	224,543

Electrical Components & Equipment — 2.24%
Brady Corp. - Class A	2,650	70,888
II-VI, Inc. *	5,990	98,176

		169,064

Environmental & Facilities Services — 1.00%
Tetra Tech, Inc. *	2,610	75,377

Fertilizers & Agricultural Chemicals — 1.26%
Intrepid Potash, Inc. *	6,400	94,784

Food Distributors — 4.09%
Andersons, Inc./The	2,850	156,294
United Natural Foods, Inc. *	2,100	151,998

		308,292

Food Retail — 0.95%
Fresh Market, Inc./The *	2,130	71,355

Gas Utilities — 1.01%
Laclede Group, Inc./The	1,660	76,111

See accompanying notes which are an integral part of this schedule of investments.

Gold — 2.45%
Allied Nevada Gold Corp. *	24,000	125,520
Golden Star Resources Ltd. *	81,500	58,680

		184,200

Home Entertainment Software — 1.00%
Take-Two Interactive Software, Inc. *	3,820	75,521

Home Improvement Retail — 1.74%
Sears Hometown and Outlet Stores, Inc. *	5,650	130,854

Leisure Products — 0.93%
LeapFrog Enterprises, Inc. *	9,600	69,888

Movies & Entertainment — 2.38%
DreamWorks Animation SKG, Inc. - Class A *	6,000	179,460

Multi-Utilities — 2.92%
Avista Corp.	7,440	220,224

Office Services & Supplies — 1.58%
United Stationers, Inc.	2,800	119,364

Oil & Gas Equipment & Services — 1.19%
McDermott International, Inc. *	10,800	89,964

Packaged Foods & Meats — 10.22%
Annie’s, Inc. *	2,050	76,834
B&G Foods, Inc.	4,530	135,719
Cal-Maine Foods, Inc.	2,400	126,168
Diamond Foods, Inc. *	2,970	85,298
Flowers Foods, Inc.	2,362	48,586
Sanderson Farms, Inc.	1,020	78,377
Snyder’s-Lance, Inc.	2,830	76,665
TreeHouse Foods, Inc. *	2,000	142,520

		770,167

Paper Products — 3.47%
Clearwater Paper Corp. *	4,100	261,785

Personal Products — 0.93%
Elizabeth Arden, Inc. *	2,300	70,311

Precious Metals & Minerals — 0.94%
Coeur Mining, Inc. *	6,400	70,400

Reinsurance — 2.11%
Endurance Specialty Holdings Ltd.	3,050	159,027

Semiconductors — 2.15%
Cirrus Logic, Inc. *	8,420	162,085

Specialized Consumer Services — 3.79%
Outerwall, Inc. *	3,250	229,872
Weight Watchers International, Inc.	2,620	55,701

		285,573

Tires & Rubber — 3.29%
Cooper Tire & Rubber Co.	9,950	248,053

See accompanying notes which are an integral part of this schedule of investments.

Trucking — 1.85%
Knight Transportation, Inc.	6,500	139,620

Water Utilities — 4.54%
American States Water Co.	5,280	158,558
California Water Service Group	7,800	183,378

		341,936

Total Common Stocks (Cost $5,241,130)		5,856,625

Real Estate Investment Trusts — 5.81%
Associated Estates Realty Corp.	4,790	81,909
National Health Investors, Inc.	2,875	177,388
Washington Real Estate Investment Trust	7,100	178,565

Total Real Estate Investment Trusts (Cost $429,025)		437,862

Money Market Securities — 17.03%
Fidelity Institutional Money Market Treasury Only - Class I, 0.01% (a)	1,283,226	1,283,226

Total Money Market Securities (Cost $1,283,226)		1,283,226

Total Investments – 100.56% (Cost $6,953,381)		7,577,713

Liabilities in Excess of Other Assets – (0.56)%		(42,299)

TOTAL NET ASSETS – 100.00%		$7,535,414

(a)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

Tax related - At February 28, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Unrealized appreciation	$1,075,572
Unrealized depreciation	(470,590)

Net unrealized appreciation	$604,982

Aggregate cost of securities for income tax purposes	$6,972,731

See accompanying notes which are an integral part of this schedule of investments.

Symons Institutional Funds

Notes to the Financial Statements

February 28, 2014

(Unaudited)

Security Transactions and Related Income - The Symons Value Institutional Fund (the “Value Fund”) and Symons Small Cap Institutional Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”), follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Symons Institutional Funds

Notes to the Financial Statements - continued

February 28, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which a Fund invests may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of February 28, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$74,217,831	$—	$—	$74,217,831
Real Estate Investment Trusts	1,738,954	—	—	1,738,954
Money Market Securities	14,455,280	—	—	14,455,280

Total	$90,412,065	$—	$—	$90,412,065

*	Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds

Notes to the Financial Statements - continued

February 28, 2014

(Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of February 28, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,856,625	$—	$—	$5,856,625
Real Estate Investment Trusts	437,862	—	—	437,862
Money Market Securities	1,283,226	—	—	1,283,226

Total	$7,577,713	$—	$—	$7,577,713

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended February 28, 2014.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of April 24, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	4/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date 4/24/14

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 4/24/14